Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 139,000
Previously Paid Amount	0.00
Total Fee Amount	21.28
Total Offset Amount	0.00
Net Fee	21.28
Narrative - Max Aggregate Offering Price	$ 139,000
Final Prospectus	true